REPORTING SEGMENT (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Company's Single Operating Segment
The following table presents financial information with respect to the Company’s single operating segment for the six months ended June 30, 2025 and 2024:

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	$184	$160
Cost of revenues non-recurring costs (1)	13,390	—
Cost of revenues	1,114	1,455
Gross loss	$(14,320)	$(1,295)
Research and development employee labor costs (excluding share based compensation expenses)	11,135	11,665
Other research and development expenses	16,064	14,932
Research and development share based compensation expenses	1,390	2,521
Research and development non-recurring expenses (2)	1,451	(5,697)
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	4,591	5,438
Other selling, general and administrative expenses	5,116	5,546
Selling, general and administrative share based compensation expenses	1,383	3,117
Selling, general and administrative non-recurring expenses (3)	435	—
Impairment of long-lived assets (4)	20,080	—
Total operating expenses	61,645	37,522
Operating loss	$(75,965)	$(38,817)
Income from warrants remeasurement	38,539	1,880
Financial income, net	11,289	2,261
Net loss before income tax	(26,137)	(34,676)
Taxes on income (tax benefit)	(1,823)	1,294
Net loss	$(24,314)	$(35,970)

(1) Includes inventory write-downs to net realizable value and write-offs of inventory that currently has no operational use and one-time costs related to the pause in production.
(2) Includes one-time expenses related to reduction-in-force of R&D employees during six months ended June 30, 2025 and R&D tax credit income during the six months ended June 30, 2024.
(3) Includes one-time expenses related to reduction-in-force of SG&A employees during six months ended June 30, 2025.
(4) Impairment charges of long-lived assets (see Note 5).